Stock Incentive Plan Compensation (Details 3)	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	22,034,747
Available for future grants under the 2013 Stock Incentive Plan	39,250,000
Warrants	38,890,452
Total shares reserved	100,175,199